SCHEDULE OF INVENTORIES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 3,767	$ 3,663
Finished goods	559,659	427,942
Cost of projects	82,898	34,792
Inventories, gross	646,324	466,397
Allowance for slow-moving or obsolete inventories	(103,940)	(211,719)
Inventories, net	$ 542,384	$ 254,678